Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-Based Award, Restrited Stock Units, Roll Forward	:

	Restricted Stock Awards(1)	Performance Stock Awards(1)	Phantom Stock Units	Weighted-Average Grant-Date Fair Value(2)
Nonvested at January 1, 2018	6	—	815	$30.60
Granted	270	66	—	33.00
Vested	(2)	—	(465)	30.60
Forfeited	(5)	—	(18)	31.14
Nonvested at December 31, 2018	269	66	332	31.80
Granted	157	764	—	33.15
Vested	(65)	—	(256)	31.08
Forfeited	(34)	(3)	(16)	32.31
Nonvested at December 31, 2019	327	827	60	33.00
Granted	146	86	—	32.82
Vested	(101)	—	(58)	32.13
Forfeited	(23)	(8)	(2)	33.00
Nonvested at December 31, 2020	349	905	—	$33.06
(1)The maximum number of award units that could be issued under all outstanding grants was 1.5 million as of December 31, 2020. The number of award units expected to vest was 0.8 million as of December 31, 2020.
(2)On an annual basis, we engage an independent third-party valuation advisory consulting firm to estimate the EVPS of our common stock. The weighted-average grant-date fair value calculated herein reflects the EVPS on the grant date.